PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Jul. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 6 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of July 31,
	2020	2019
Advance to employees for business development purposes (a)	$131,790	$700,940
Prepaid service fees (b)	64,189	891,098
Prepayment for advertising services (c )	609,763	400,895
Advance to vendors (d)	10,000	428,349

Others (e)	55,209	78,653
Total	$870,951	$2,499,935

(a)During the Company’s normal course of business, the Company made short-term advances to employees for business development and marketing campaign. Such business advances are normally expensed within three months when invoices and other supporting documents been submitted for reimbursement. The Company establishes a provision for doubtful account when there is objective evidence that the Company may not be able to collect amounts due. Allowance for doubtful accounts amounted to $1,350,615,  $Nil and $Nil for the years ended July 31, 2020,2019 and 2018, respectively.

(b)Prepaid service fees represent cash advance payment to third-party firms whom the Company uses to identify and refer potential new customers to the Company for business advisory and consulting services, and to outsource market research and capital funding related services. These prepaid consulting expense are amortized over their respective contract service periods.

Amortization of prepaid consulting expense for the years ended July 31, 2020, 2019 and 2018 was $861,360,  $282,434 and $nil, respectively.

(c)Prepayment for advertising services represent the advance payments made by the Company to various third party advertising companies for producing advertising contents. These prepayments are typically expensed over the period when the services are performed. The prepayment of $400,895 made in 2019 was subsequently refunded to the Company after the service agreement was terminated.

(d)Advance to vendors represents advance payments made to various vendors for purchases of equipment or services. These amounts will be either reclassified or expenses upon delivery of equipment or performance of services.

(e)Other prepaid expenses primarily include prepayment to logistic companies for express mail services and prepaid employee housing fund, which normally are expensed when the invoices are received and reimbursed.